KEYPORT ADVISOR VARIABLE ANNUITY

                      SUPPLEMENT DATED DECEMBER 4, 1996
                                    TO
                      PROSPECTUS DATED NOVEMBER 11, 1996

_____________________________________________________________________________

Effective on December 6, 1996 (or as soon thereafter as is practicable) the "Colonial-Keyport U.S. Fund for Growth" Eligible Fund will change its name to "Colonial-Keyport U.S. Stock Fund".

The first paragraph of the "Treasury Rates" section on page 29 is changed to read:

The Treasury Rate for a Guarantee Period is the interest rate in the Treasury Constant Maturity Series, as published by the Federal Reserve Board, for a maturity equal to the number of years specified in "a" and "b" in Formula (1) above. Weekly Series are published at the beginning of the following week.
For "a", Keyport uses the weekly Series first published on or after the most recent Determination Date which occurs on or before the Reset Date for your Guarantee Period, except that if the Reset Date is th same as the Determination Date or the date of publication, or any date in between, Keyport instead uses the weekly Series first published after the prior Determination Date. For
"b", Keyport uses the weekly Series first published on or after the most recent Determination Date which occurs on or before the date of calculation of the Market Value Adjustment Factor, except that if the date of calculation is the same as the Determination Date or the date of publication, or any date in between, Keyport instead uses the weekly Series first published after the prior Determination Date. The Determination Dates are the last business day prior to the first and fifteenth of each calendar month.

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                        Boston, Massachusetts 02110




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